Operating expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Operating Expenses
The nature of the Company's operating expenses from continuing operations include the following:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	2,081	2,430	2,957
Termination benefits	—	—	843
Post-employment benefits	59	78	119
Share-based compensation costs	87	1,051	828
	2,227	3,559	4,747
Other employees compensation:
Salaries and short-term employee benefits	3,584	3,574	4,431
Termination benefits	1,806	—	245
Post-employment benefits	441	500	511
Share-based compensation costs	95	31	91
	5,926	4,105	5,278
Goods and services(2)	13,575	21,217	21,429
Leasing costs, net of sublease receipts of $359 in 2017, $345 in 2016 and $380 in 2015(3)	2,247	1,131	1,452
Refundable tax credits and grants	—	—	(23)
Onerous contract expenses resulting from the Restructuring	—	—	(202)
Transaction costs related to share purchase warrants	—	56	2,208
Depreciation and amortization	138	195	271
Impairment (reversal) losses	(44)	85	70
Operating foreign exchange (gains) losses	(72)	39	199
	15,844	22,723	25,404
	23,997	30,387	35,429
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(1)	Key management includes the Company's directors and members of the executive management team.

(2)	Goods and services include third-party R&D costs, laboratory supplies, professional fees, contracted sales force costs, marketing services, insurance and travel expenses.

(3)	Leasing costs also include changes in the onerous lease provision (note 15 - provisions), other than attributable to the unwinding of the discount.